Hussman Strategic Dividend Value Fund

Risk/Return Summary

WHAT IS THE FUND’S INVESTMENT OBJECTIVE?

HUSSMAN STRATEGIC DIVIDEND VALUE FUND (the “Fund”) seeks total return through a combination of dividend income and capital appreciation, with added emphasis on protection of capital during unfavorable market conditions.

WHAT ARE THE FUND’S FEES AND EXPENSES?
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (USD $)	Hussman Strategic Dividend Value Fund Hussman Strategic Dividend Value Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	1.50%
Exchange Fee (as a percentage of amount exchanged, if applicable)	1.50%
Wire Transfer Fee	15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses		Hussman Strategic Dividend Value Fund Hussman Strategic Dividend Value Fund Shares
Management Fees		1.00%
Distribution (12b-1) Fees		none
Other Expenses	[1]	1.25%
Acquired Fund Fees and Expenses	[2]	0.02%
Total Annual Fund Operating Expenses		2.27%
Less: Contractual Expense Limitation	[3]	(1.00%)
Total Annual Fund Operating Expenses After Expense Limitation		1.27%
[1]	Other Expenses are based on estimated expenses for the current fiscal year assuming average daily net assets of $50 million.
[2]	Acquired Fund Fees and Expenses represent estimated fees and expenses to be incurred indirectly by the Fund during the current fiscal year on investments in other investment companies and pooled investment vehicles.
[3]	The investment manager has contractually agreed to defer its fee and/or to absorb or reimburse a portion of the Fund's expenses until at least February 1, 2015 to the extent necessary to limit the Fund's ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense, and any extraordinary expenses) to an amount not exceeding 1.25% annually of the Fund's average daily net assets. Under the terms of this agreement, the investment manager may recover from the Fund fees it has deferred and expenses previously absorbed or reimbursed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense, and any extraordinary expenses) to exceed the 1.25% limit.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Hussman Strategic Dividend Value Fund Hussman Strategic Dividend Value Fund Shares	129	403

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and may also result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in dividend-paying common stocks. It has the ability to vary its exposure to market fluctuations based on factors its investment manager believes are indicative of prevailing market return and risk characteristics.

Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying common stocks favored by Hussman Strategic Advisors, Inc., the Fund’s investment manager. The Fund’s portfolio will typically be fully invested in common stocks except for modest cash balances that arise due to the day-to-day management of the portfolio. When market conditions are unfavorable in the view of the investment manager, the Fund may use options and index futures to reduce its exposure to general market fluctuations.

In general, the stock selection approach of the investment manager focuses on securities having dividend yields that exceed the average dividend yield of stocks comprising the Standard & Poor’s 500 Index, coupled with consideration of additional measures of financial stability and favorable valuation. Measures of financial stability include the ability to sustain current dividend payments from earned net income, adequacy of working capital, ability to service debt from earned cash flows, stability of profit margins, and other factors. The primary consideration used in assessing a stock’s valuation is the relationship between its current market price and the present value of expected future cash flows per share. Other valuation measures, such as the ratio of the stock price to earnings and stock price to revenue, are also analyzed in relation to expected future growth of cash flows in an attempt to measure underlying value and the potential for long-term returns.

The investment manager believes that market return/risk conditions differ significantly across varying market conditions. The two most important dimensions considered are “valuation” and “market action.” In the analysis of overall market conditions, valuation considers the relationship of major stock indices to the stream of earnings, dividends and cash flows expected in the future in an attempt to measure the underlying value of stocks and the long-term returns implied by their actual prices. Market action considers the behavior of a wide range of securities and industry groups, in an attempt to assess the economic outlook of investors and their willingness to accept market risk. In addition, the investment manager evaluates economic conditions, investor sentiment, interest rates, credit-sensitive indicators and other factors in an attempt to classify prevailing market conditions with historically similar instances.

Historically, different combinations of valuation, market action and other factors have been accompanied by significantly different stock market performance in terms of return/risk. The investment manager expects to hold a fully invested position in dividend paying common stocks in environments where the expected return from market risk is believed to be high, and may reduce or “hedge” the exposure of the Fund to market fluctuations in environments where the expected return from market risk is believed to be unfavorable.

Specific strategies for reducing or “hedging” market exposure may include buying put options on individual stocks or stock indices, writing covered call options on stocks which the Fund owns or call options on stock indices, and establishing short futures positions or option combinations (simultaneously writing call options and purchasing put options) on one or more stock indices considered by the investment manager to be correlated with the Fund’s portfolio. The total notional value of the Fund’s hedge positions is not expected to exceed 50% of the value of stocks owned by the Fund. Because the Fund will not seek to hedge fully the market exposure of its portfolio, the total value of the Fund’s net assets will be impacted by general market fluctuations even in circumstances where the investment manager has determined it appropriate to hedge the portfolio (but to a lesser extent than if the portfolio were not hedged at all).

The choice of stock indices and instruments used for hedging is based on a consideration of the securities held in the Fund’s portfolio from time to time, and the availability and liquidity of futures, options and other instruments (such as exchange traded funds) on such indices. The intent of the Fund’s hedging strategy is to reduce the impact of general market fluctuations when stock market conditions generally are viewed by the investment manager as unfavorable. The Fund generally hedges using indices that are correlated, though perhaps imperfectly, with the stocks owed by the Fund. These may include indices of U.S. stocks such as the Standard & Poor’s 500 Index.

The Fund expects to invest primarily in securities of U.S. issuers but may, from time to time, hold significant investments in dividend paying stocks of foreign companies in developed countries. There are no restrictions as to the market capitalization of companies in which the Fund invests. However, the Fund invests primarily in liquid stocks that are listed or trade on major U.S. or foreign securities exchanges or in the NASDAQ Stock Market. The Fund generally invests in stocks of companies with market capitalizations in excess of $500 million, although it may invest a portion of its assets in the stocks of smaller companies.

Because the S&P 500 Index is perhaps the most widely recognized index of U.S. common stocks, as well as a widely used benchmark for long-term investors, it is believed to be an appropriate broad-based securities market index against which to compare the Fund’s long-term performance. The Fund may invest in securities that are not included in the S&P 500 Index, and may vary its exposure to market fluctuations depending on market conditions. As a result, the Fund’s investment returns may differ from the performance of major stock market indices, particularly over the short term.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

The principal risks of the Fund are the risks generally associated with investing in stocks. Stock market movements will affect the Fund’s share price on a daily basis. Significant declines are possible both in the overall stock market and in the prices of specific securities held by the Fund. The market values of stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors’ perceptions of the company or the overall stock market and general economic conditions.

The success of the Fund’s investment strategy depends largely on the investment manager’s skill in assessing the potential for appreciation in value of the securities in which the Fund invests. Also, because the Fund’s exposure to market fluctuations will vary depending on the investment manager’s assessment of current stock market conditions, the investment return and share price of the Fund may fluctuate or deviate from overall market returns to a greater degree than other funds that do not employ this strategy. This is known as “tracking risk.” For example, if the Fund has taken a defensive investment posture by hedging a portion of the exposure of its portfolio against the risk of price declines, and stock prices advance, the return to investors in the Fund will be lower than if the portfolio had not been hedged.

Because the Fund may invest in the securities of foreign companies and U.S. companies that conduct significant activities or have significant assets outside the U.S., an investment in the Fund involves greater risks than an investment in a mutual fund that does not invest in such companies. Risks can result from varying stages of economic and political development, differing regulatory environments, trading days and accounting standards, uncertain tax laws, and higher transaction costs in foreign markets. Investments outside the U.S. may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes. Also, foreign markets can be more volatile than U.S. markets. Trading in foreign securities may take place in various foreign markets on certain days when the Fund is not open for business and does not calculate its share price. As a result, the value of the Fund’s investment portfolio, and thus its share price, may be significantly affected on days when shareholders cannot buy or redeem shares of the Fund.

The Fund may invest a portion of its assets in the stocks of companies having smaller market capitalizations, including mid-cap and small-cap stocks. The stocks of these companies often have less liquidity than the stocks of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. Due to these and other factors, stocks of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than stock prices of larger companies.

The techniques used by the investment manager to hedge the Fund’s portfolio are intended to reduce the impact of general market fluctuations on the Fund’s portfolio, but such techniques involve certain risks. For example, a hedge might not actually correlate well to the price movements of the Fund’s stock investments and may have an unexpected or undesirable result, such as a loss or a reduction in gains. The Fund’s hedging positions are intended to provide a hedge against general movements in the stock market as they might impact the overall portfolio. However, the Fund does not invest solely in the securities included in any index or invest in industry sectors in the same proportion as such sectors may be represented in any index. In addition, the Fund does not intend to fully hedge its holdings of stocks. For these reasons, the hedging strategy used by the Fund does not eliminate market risk or provide complete protection against adverse changes in the prices of individual securities or securities within particular industry sectors. When options are owned by the Fund, it is possible that they may lose value over time, even if the prices of the securities underlying such options are unchanged.

Due to the investment techniques employed by the Fund and the types of securities in which it invests, the Fund is intended for long-term investors. The investment manager’s focus on dividend paying stocks having favorable valuations may cause the Fund to underperform other mutual funds if such stocks fall out of favor with the market.

WHAT HAS BEEN THE FUND’S PERFORMANCE HISTORY?

The Fund is newly organized and therefore does not have a performance history for a full calendar year to report. After the Fund has returns for a full calendar year, this Prospectus will be updated to provide performance information which will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website at www.hussmanfunds.com or by calling 1-800-HUSSMAN (1-800-487-7626).

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Feb 1, 2012
Registrant Name	dei_EntityRegistrantName	Hussman Investment Trust
CIK	dei_EntityCentralIndexKey	0001110502
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb 1, 2012
Effective Date	dei_DocumentEffectiveDate	Feb 1, 2012
Prospectus Date	rr_ProspectusDate	Feb 1, 2012
Hussman Strategic Dividend Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading

Risk/Return Summary

Investment objective:	rr_ObjectiveHeading	WHAT IS THE FUND’S INVESTMENT OBJECTIVE?
Investment objective	rr_ObjectivePrimaryTextBlock

HUSSMAN STRATEGIC DIVIDEND VALUE FUND (the “Fund”) seeks total return through a combination of dividend income and capital appreciation, with added emphasis on protection of capital during unfavorable market conditions.

Fees and expenses of the fund:	rr_ExpenseHeading	WHAT ARE THE FUND’S FEES AND EXPENSES?
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption
Shareholder Fees (fees paid directly from your investment)

Annual fund operating expenses, heading	rr_OperatingExpensesCaption
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-02-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and may also result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated expenses for the current fiscal year assuming average daily net assets of $50 million.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses represent estimated fees and expenses to be incurred indirectly by the Fund during the current fiscal year on investments in other investment companies and pooled investment vehicles.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund pursues its investment objective by investing primarily in dividend-paying common stocks. It has the ability to vary its exposure to market fluctuations based on factors its investment manager believes are indicative of prevailing market return and risk characteristics.

Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying common stocks favored by Hussman Strategic Advisors, Inc., the Fund’s investment manager. The Fund’s portfolio will typically be fully invested in common stocks except for modest cash balances that arise due to the day-to-day management of the portfolio. When market conditions are unfavorable in the view of the investment manager, the Fund may use options and index futures to reduce its exposure to general market fluctuations.

In general, the stock selection approach of the investment manager focuses on securities having dividend yields that exceed the average dividend yield of stocks comprising the Standard & Poor’s 500 Index, coupled with consideration of additional measures of financial stability and favorable valuation. Measures of financial stability include the ability to sustain current dividend payments from earned net income, adequacy of working capital, ability to service debt from earned cash flows, stability of profit margins, and other factors. The primary consideration used in assessing a stock’s valuation is the relationship between its current market price and the present value of expected future cash flows per share. Other valuation measures, such as the ratio of the stock price to earnings and stock price to revenue, are also analyzed in relation to expected future growth of cash flows in an attempt to measure underlying value and the potential for long-term returns.

The investment manager believes that market return/risk conditions differ significantly across varying market conditions. The two most important dimensions considered are “valuation” and “market action.” In the analysis of overall market conditions, valuation considers the relationship of major stock indices to the stream of earnings, dividends and cash flows expected in the future in an attempt to measure the underlying value of stocks and the long-term returns implied by their actual prices. Market action considers the behavior of a wide range of securities and industry groups, in an attempt to assess the economic outlook of investors and their willingness to accept market risk. In addition, the investment manager evaluates economic conditions, investor sentiment, interest rates, credit-sensitive indicators and other factors in an attempt to classify prevailing market conditions with historically similar instances.

Historically, different combinations of valuation, market action and other factors have been accompanied by significantly different stock market performance in terms of return/risk. The investment manager expects to hold a fully invested position in dividend paying common stocks in environments where the expected return from market risk is believed to be high, and may reduce or “hedge” the exposure of the Fund to market fluctuations in environments where the expected return from market risk is believed to be unfavorable.

Specific strategies for reducing or “hedging” market exposure may include buying put options on individual stocks or stock indices, writing covered call options on stocks which the Fund owns or call options on stock indices, and establishing short futures positions or option combinations (simultaneously writing call options and purchasing put options) on one or more stock indices considered by the investment manager to be correlated with the Fund’s portfolio. The total notional value of the Fund’s hedge positions is not expected to exceed 50% of the value of stocks owned by the Fund. Because the Fund will not seek to hedge fully the market exposure of its portfolio, the total value of the Fund’s net assets will be impacted by general market fluctuations even in circumstances where the investment manager has determined it appropriate to hedge the portfolio (but to a lesser extent than if the portfolio were not hedged at all).

The choice of stock indices and instruments used for hedging is based on a consideration of the securities held in the Fund’s portfolio from time to time, and the availability and liquidity of futures, options and other instruments (such as exchange traded funds) on such indices. The intent of the Fund’s hedging strategy is to reduce the impact of general market fluctuations when stock market conditions generally are viewed by the investment manager as unfavorable. The Fund generally hedges using indices that are correlated, though perhaps imperfectly, with the stocks owed by the Fund. These may include indices of U.S. stocks such as the Standard & Poor’s 500 Index.

The Fund expects to invest primarily in securities of U.S. issuers but may, from time to time, hold significant investments in dividend paying stocks of foreign companies in developed countries. There are no restrictions as to the market capitalization of companies in which the Fund invests. However, the Fund invests primarily in liquid stocks that are listed or trade on major U.S. or foreign securities exchanges or in the NASDAQ Stock Market. The Fund generally invests in stocks of companies with market capitalizations in excess of $500 million, although it may invest a portion of its assets in the stocks of smaller companies.

Because the S&P 500 Index is perhaps the most widely recognized index of U.S. common stocks, as well as a widely used benchmark for long-term investors, it is believed to be an appropriate broad-based securities market index against which to compare the Fund’s long-term performance. The Fund may invest in securities that are not included in the S&P 500 Index, and may vary its exposure to market fluctuations depending on market conditions. As a result, the Fund’s investment returns may differ from the performance of major stock market indices, particularly over the short term.

Portfolio Concentration	rr_StrategyPortfolioConcentration	Under normal market conditions, the Fund invests at least 80% of its net assets in dividend-paying common stocks favored by Hussman Strategic Advisors, Inc., the Fund's investment manager.
Risk, Heading	rr_RiskHeading	WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?
Risk, Narrative	rr_RiskNarrativeTextBlock

Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

The principal risks of the Fund are the risks generally associated with investing in stocks. Stock market movements will affect the Fund’s share price on a daily basis. Significant declines are possible both in the overall stock market and in the prices of specific securities held by the Fund. The market values of stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors’ perceptions of the company or the overall stock market and general economic conditions.

The success of the Fund’s investment strategy depends largely on the investment manager’s skill in assessing the potential for appreciation in value of the securities in which the Fund invests. Also, because the Fund’s exposure to market fluctuations will vary depending on the investment manager’s assessment of current stock market conditions, the investment return and share price of the Fund may fluctuate or deviate from overall market returns to a greater degree than other funds that do not employ this strategy. This is known as “tracking risk.” For example, if the Fund has taken a defensive investment posture by hedging a portion of the exposure of its portfolio against the risk of price declines, and stock prices advance, the return to investors in the Fund will be lower than if the portfolio had not been hedged.

Because the Fund may invest in the securities of foreign companies and U.S. companies that conduct significant activities or have significant assets outside the U.S., an investment in the Fund involves greater risks than an investment in a mutual fund that does not invest in such companies. Risks can result from varying stages of economic and political development, differing regulatory environments, trading days and accounting standards, uncertain tax laws, and higher transaction costs in foreign markets. Investments outside the U.S. may be adversely affected by governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes. Also, foreign markets can be more volatile than U.S. markets. Trading in foreign securities may take place in various foreign markets on certain days when the Fund is not open for business and does not calculate its share price. As a result, the value of the Fund’s investment portfolio, and thus its share price, may be significantly affected on days when shareholders cannot buy or redeem shares of the Fund.

The Fund may invest a portion of its assets in the stocks of companies having smaller market capitalizations, including mid-cap and small-cap stocks. The stocks of these companies often have less liquidity than the stocks of larger companies and these companies frequently have less management depth, narrower market penetrations, less diverse product lines, and fewer resources than larger companies. Due to these and other factors, stocks of smaller companies may be more susceptible to market downturns and other events, and their prices may be more volatile than stock prices of larger companies.

The techniques used by the investment manager to hedge the Fund’s portfolio are intended to reduce the impact of general market fluctuations on the Fund’s portfolio, but such techniques involve certain risks. For example, a hedge might not actually correlate well to the price movements of the Fund’s stock investments and may have an unexpected or undesirable result, such as a loss or a reduction in gains. The Fund’s hedging positions are intended to provide a hedge against general movements in the stock market as they might impact the overall portfolio. However, the Fund does not invest solely in the securities included in any index or invest in industry sectors in the same proportion as such sectors may be represented in any index. In addition, the Fund does not intend to fully hedge its holdings of stocks. For these reasons, the hedging strategy used by the Fund does not eliminate market risk or provide complete protection against adverse changes in the prices of individual securities or securities within particular industry sectors. When options are owned by the Fund, it is possible that they may lose value over time, even if the prices of the securities underlying such options are unchanged.

Due to the investment techniques employed by the Fund and the types of securities in which it invests, the Fund is intended for long-term investors. The investment manager’s focus on dividend paying stocks having favorable valuations may cause the Fund to underperform other mutual funds if such stocks fall out of favor with the market.

May Lose Money	rr_RiskLoseMoney	Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	WHAT HAS BEEN THE FUND’S PERFORMANCE HISTORY?
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The Fund is newly organized and therefore does not have a performance history for a full calendar year to report. After the Fund has returns for a full calendar year, this Prospectus will be updated to provide performance information which will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Updated performance information, current through the most recent month end, is available on the Fund’s website at www.hussmanfunds.com or by calling 1-800-HUSSMAN (1-800-487-7626).

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is newly organized and therefore does not have a performance history for a full calendar year to report. After the Fund has returns for a full calendar year, this Prospectus will be updated to provide performance information which will give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-800-HUSSMAN (1-800-487-7626)
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.hussmanfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future.
Hussman Strategic Dividend Value Fund | Hussman Strategic Dividend Value Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSDVX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	(1.50%)
Exchange Fee (as a percentage of amount exchanged, if applicable)	rr_ExchangeFeeOverRedemption	1.50%
Wire Transfer Fee	rr_ShareholderFeeOther	15
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.27%
Less: Contractual Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	(1.00%)	[3]
Total Annual Fund Operating Expenses After Expense Limitation	rr_NetExpensesOverAssets	1.27%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	129
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	403

[1]	Other Expenses are based on estimated expenses for the current fiscal year assuming average daily net assets of $50 million.
[2]	Acquired Fund Fees and Expenses represent estimated fees and expenses to be incurred indirectly by the Fund during the current fiscal year on investments in other investment companies and pooled investment vehicles.
[3]	The investment manager has contractually agreed to defer its fee and/or to absorb or reimburse a portion of the Fund's expenses until at least February 1, 2015 to the extent necessary to limit the Fund's ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense, and any extraordinary expenses) to an amount not exceeding 1.25% annually of the Fund's average daily net assets. Under the terms of this agreement, the investment manager may recover from the Fund fees it has deferred and expenses previously absorbed or reimbursed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Fund's ordinary operating expenses (excluding Acquired Fund Fees and Expenses, brokerage commissions, taxes, interest expense, and any extraordinary expenses) to exceed the 1.25% limit.